Nature of Operations (Details Narrative) - USD ($)								9 Months Ended	12 Months Ended
	Apr. 06, 2021	Apr. 06, 2021	Jan. 05, 2021	Apr. 17, 2020	Mar. 05, 2020	Jun. 25, 2019	Mar. 02, 2016	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 04, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation, date of incorporation								Mar. 02, 2016	Mar. 02, 2016
Entity Incorporation, State or Country Code								NV
Equity method investment description								On June 25, 2019, Maksim Charniak, the Company’s then sole executive officer and director and the owner of 3,000,000 shares (pre- stock split) of the Company’s common stock, sold all his shares of common stock of the Company to Amer Samad, resulting in a change of control of the Company. As part of that transaction, Mr. Charniak resigned from all of his officer and director positions, and Mr. Samad was appointed as the Chief Executive Officer, President, Chief Financial Officer and Secretary of the Company, and was appointed to the Board of Directors of the Company. Mr. Samad also purchased 1,167,937 shares (pre-stock split) of the Company’s common stock in a series of private transactions, resulting in Mr. Samad owning 4,167,937 shares (pre-stock split) of the Company’s common stock, or approximately 95.6% of the issued and outstanding common stock of the Company	On June 25, 2019, Maksim Charniak, the Company’s then sole executive officer and director and the owner of 3,000,000 shares (pre-stock split) of the Company’s common stock, sold all of his shares of common stock of the Company to Amer Samad, resulting in a change of control of the Company. As part of that transaction, Mr. Charniak resigned from all of his officer and director positions, and Mr. Samad was appointed as the Chief Executive Officer, President, Chief Financial Officer and Secretary of the Company, and was appointed to the Board of Directors of the Company. Mr. Samad also purchased 1,167,937 shares (pre-stock split) of the Company’s common stock in a series of private transactions, resulting in Mr. Samad owning 4,167,937 shares (pre-stock split) of the Company’s common stock, or approximately 95.6% of the issued and outstanding common stock of the Company.
Common stock, shares authorized					100,000,000			1,500,000,000	1,500,000,000	1,500,000,000	75,000,000
Preferred stock authorized								150,000,000	150,000,000	150,000,000
Stockholders equity description					12.6374:1				15 to 1 forward stock split
Common stock, par value								$ 0.001	$ 0.001	$ 0.001
Entity incorporation, state or country code							NV
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Preferred stock authorized	10,000,000	10,000,000
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized	1,500,000,000	1,500,000,000
Preferred stock authorized	150,000,000	150,000,000
Exchange Agreement [Member] | Bed Therapies Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares stock splits			1,269,665
Ownership percentage				100.00%
Stockholders equity description		Accordingly, the Company acquired 100% of Omnia Corp. in exchange for the issuance of 10,000,000 (not adjusted to reflect the Company’s 15:1 forward stock split on April 6, 2021) shares of the Company’s common stock and Omnia Corp. became the Company’s wholly owned subsidiary. As of the closing of the Acquisition (the “Closing”), Mr. Samad, resigned as an officer and director of the Company and agreed to cancel 52,656,888		Accordingly, the Company acquired 100% of Omnia Corp. in exchange for the issuance of 10,000,000 (not adjusted to reflect the Company’s 15:1 forward stock split on April 6, 2021) shares of the Company’s common stock and Omnia Corp. became the Company’s wholly-owned subsidiary. As of the closing of the Acquisition (the “Closing”), Mr. Samad, resigned as an officer and director of the Company and agreed to cancel 52,656,888
Common stock, par value				$ 0.001
Debt principal amount				$ 539,000
Blank Check [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock authorized					10,000,000
Mr. Amer Samad [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares stock splits						3,000,000
Ownership percentage						95.60%
Mr. Amer Samad [Member] | Exchange Agreement [Member] | Bed Therapies Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders equity description	Company filed a Certificate of Change with the Secretary of State of the State of Nevada to (i) increase the Company’s authorized shares of common stock from 100,000,000 to 1,500,000,000, (ii) increase the Company’s authorized shares of “blank check” preferred stock from 10,000,000 to 150,000,000, and (iii) effect a 1:15 forward stock split of the common stock
Cancellation of stock split				52,656,888
Stockholders equity description	Company filed a Certificate of Change with the Secretary of State of the State of Nevada to (i) increase the Company’s authorized shares of common stock from 100,000,000 to 1,500,000,000, (ii) increase the Company’s authorized shares of “blank check” preferred stock from 10,000,000 to 150,000,000, and (iii) effect a 1:15 forward stock split of the common stock.